Organization - Public offering (Details) - Subsequent event $ / shares in Units, $ in Millions	Oct. 06, 2017 USD ($) $ / shares shares
Public offering
Issuance of shares in public offering (in shares) | shares	4,000,000
Price per share (in dollars per share) | $ / shares	$ 6.25
Issuance of shares in public offering | $	$ 23.4